INDEBTEDNESS - Summary of Long-term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Total	$ 313.2	$ 450.3
Less: Current maturities of long-term debt	14.6	17.1
Less: Unamortized debt issuance costs	3.4	4.3
Long-term debt	295.2	428.9
Revolving credit facility
Debt Instrument [Line Items]
Total	61.0	138.5
U.S. term loan
Debt Instrument [Line Items]
Total	196.2	228.1
Multi-currency term loans
Debt Instrument [Line Items]
Total	$ 56.0	$ 83.7